Award Timing Disclosure	12 Months Ended
Dec. 29, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The CHCC has adopted equity grant guidelines which outline the process and procedure for granting long-term incentive awards, including stock options. Unless otherwise approved by the CHCC, annual long-term incentive awards are granted at a predetermined time each year, following a regularly scheduled CHCC meeting in the first quarter. Long-term incentive awards for new hires or special awards for recognition or retention purposes are generally made on the first trading day of the applicable month. Additionally, equity grants to executive officers will not be made within four business days before or one business day after the release of material non-public information. The grant date of any award is no earlier than the date on which such award is approved.
Award Timing Method	Unless otherwise approved by the CHCC, annual long-term incentive awards are granted at a predetermined time each year, following a regularly scheduled CHCC meeting in the first quarter. Long-term incentive awards for new hires or special awards for recognition or retention purposes are generally made on the first trading day of the applicable month. Additionally, equity grants to executive officers will not be made within four business days before or one business day after the release of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Unless otherwise approved by the CHCC, annual long-term incentive awards are granted at a predetermined time each year, following a regularly scheduled CHCC meeting in the first quarter. Long-term incentive awards for new hires or special awards for recognition or retention purposes are generally made on the first trading day of the applicable month. Additionally, equity grants to executive officers will not be made within four business days before or one business day after the release of material non-public information. The grant date of any award is no earlier than the date on which such award is approved.
MNPI Disclosure Timed for Compensation Value	false